Income taxes	9 Months Ended
Sep. 30, 2012
Income taxes
Income taxes

6              Income taxes

We analyze the potential tax impact associated with undistributed earnings of each of our subsidiaries and affiliates. For those subsidiaries in which undistributed earnings are intended to be reinvested indefinitely, no deferred tax is recognized. Undistributed earnings of foreign consolidated subsidiaries and affiliates for which no deferred income tax has been recognized for possible future remittances to the parent company totaled approximately US$ 27,711 on September 30, 2012 and US$26,300 at December 31, 2011.  These amounts are considered to be permanently reinvested in the Company’s international business.  It is not practicable to determine the amount of the unrecognized deferred tax liability associated with these amounts.  If we did determine to repatriate these earnings, there would be various methods available to us, each with different tax consequences.  There would also be uncertainty as to the timing and amount, if any, of foreign tax credits that would be available, as the calculation of the available foreign tax credit is dependent upon the timing of the repatriation and projections of significant future uncertain events.  The wide range of potential outcomes that could result due to these factors, among others, makes it impracticable to calculate the amount of tax that hypothetically would be recognized on these earnings if they were repatriated.

There were no changes in the rates of taxes in the countries where we operate in the period. The total amount presented as income tax and social contribution results in the financial statements is reconciled with the rates established by law, as follows:

	Three-month period ended (unaudited)
	September 30, 2012			June 30, 2012			September 30, 2011
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	2,534	(721)	1,813	1,613	(238)	1,375	4,187	793	4,980
Exchange variation (not taxable) or not deductible	—	(25)	(25)	—	368	368	—	(188)	(188)
	2,534	(746)	1,788	1,613	130	1,743	4,187	605	4,792

Tax at Brazilian composite rate	(861)	254	(607)	(548)	(44)	(592)	(1,424)	(207)	(1,631)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	313	—	313	341	—	341	578	—	578
Difference on tax rates of foreign income	—	(171)	(171)	—	164	164	—	331	331
Tax incentives	84	—	84	—	—	—	67	—	67
Social contribution contingency payment	—	—	—	—	—	—	506	—	506
Other non-taxable, income/non deductible expenses	15	(14)	1	(46)	(43)	(89)	36	(238)	(202)
	(449)	69	(380)	(253)	77	(176)	(237)	(114)	(351)
Reversal of deferred tax (see note 5.a)	—	—	—	1,236	—	1,236	—	—	—
Income tax per consolidated statements of income	(449)	69	(380)	983	77	1,060	(237)	(114)	(351)

	Nine-month period ended (unaudited)
	September 30, 2012			September 30, 2011
	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	7,104	163	7,267	16,008	5,238	21,246
Exchange variation (not taxable) or not deductible	—	143	143	—	(70)	(70)
	7,104	306	7,410	16,008	5,168	21,176

Tax at Brazilian composite rate	(2,415)	(103)	(2,518)	(5,443)	(1,758)	(7,201)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	1,033	—	1,033	1,272	—	1,272
Difference on tax rates of foreign income	—	289	289	—	1,298	1,298
Tax incentives	174	—	174	430	—	430
Social contribution contingency payment	—	—	—	506	—	506
Reversal/Constitution of provisions for loss of tax loss carryfoward	—	—	—	—	(141)	(141)
Other non-taxable, income/non deductible expenses	(3)	(84)	(87)	(14)	(285)	(299)
	(1,211)	102	(1,109)	(3,249)	(886)	(4,135)
Reversal of deferred tax (see note 5a)	1,236	—	1,236	—	—	—
Income tax per consolidated statements of income	25	102	127	(3,249)	(886)	(4,135)

Whereas published on December 31, 2011, there were no changes in tax incentives received by the company.

The Company’s income taxes are subject to examination by the tax authorities for up to five years with respect to Brazil, up to ten years in Indonesia and up to seven years in Canada.

The reconciliation of the beginning and end of period amount of the uncertain income tax positions is as follows: (see note 17(b)) tax — related actions)

	(unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30,2012	September 30, 2011
Beginning of the period	271	272	372	263	2,555
Increase resulting from tax positions taken	8	4	1	16	1,075
Decrease resulting from tax positions taken	(26)	—	(2)	(26)	(3,319)
Cumulative translation adjustments	10	(5)	(33)	10	27
End of the period	263	271	338	263	338

For the three-month periods ended September 30, 2012, June 30, 2012 and September 30, 2011, there were US$ 10, US$ 1 and US$ 0, respectively, and for the nine-month periods ended September 30, 2012 and September 30, 2011 there were US$ 11 and US$ 11, respectively, of unrecognized tax benefits that, if recognized, would affect the Company’s annual effective tax rate.

The Company recognizes interest accrued related to unrecognized tax benefits in financial expense and penalties in other operating expenses. The interest and penalties recognized in the statement of income in September 30, 2012, June 30, 2012 and September 30, 2011 were US$(2), US$3 and US$1, respectively and for the nine-month periods ended September 30, 2012 and September 30, 2011 there were US$ 5 and US$ (16), respectively. The Company had accrued US$81 at September 30, 2012 and US$73 at December 31, 2011 for the payment of interest and penalties.